TD U.S. Government Portfolio (Second Prospectus Summary) | TD U.S. Government Portfolio
TD U.S. Government Portfolio

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio

(Class A and Select Class)

TD U.S. Government Portfolio

(Class A)

TD Municipal Portfolio

(Class A)

TD California Municipal Money Market Portfolio

(Class A)

TD New York Municipal Money Market Portfolio

(Class A)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017, as amended September 14, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund's average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary - TD U.S. Government Portfolio - Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.21%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.20%
Total Other Expenses		0.45%
Total Annual Portfolio Operating Expenses*		0.76%

*

Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio's financial statements.

**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary - TD U.S. Government Portfolio - Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$243	$422	$942

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.21%	[1]
Shareholder Servicing Fees	0.25%
All Other Expenses	0.20%	[2]
Total Other Expenses	0.45%
Total Annual Portfolio Operating Expenses	0.76%	[1]
[1]	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio's financial statements.
[2]	All Other Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | Class A | USD ($)	78	243	422	942

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE